SUMMARY
PROSPECTUS

August 31, 2025

Applied Finance Dividend Fund

Investor Class Ticker: AFALX
Institutional Class Ticker: AFAZX

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at appliedfinancefunds.com. You may also obtain this information at no cost by calling (800) 673-0550. The Fund’s Prospectus and Statement of Additional Information, both dated August 31, 2025, are incorporated by reference into this Summary Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this summary prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY Prospectus | AUGUST 31, 2025

APPLIED FINANCE DIVIDEND FUND

Investment Objective

The investment objective of the Applied Finance Dividend Fund (the “Dividend Fund”) is dividend income and long-term capital appreciation.

Fees and Expenses of the Dividend Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Dividend Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%	0.90%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses:
Shareholder Services Plan	0.18%	0.03%
Other Expenses(1)	0.65%	0.66%
Total Other Expenses	0.83%	0.69%
Total Annual Fund Operating Expenses	1.98%	1.59%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.78%)	(0.64%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)	1.20%	0.95%

(1) Other Expenses do not reflect 0.02% of certain costs of preparing, printing and mailing the Fund’s Proxy Statement and related proxy materials and all other costs incurred in connection with the solicitation of proxies for the Fund’s Shareholders’ Meeting.

(2) Applied Finance Advisors, LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Dividend Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95% of the daily net assets of the Dividend Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Dividend Fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the Dividend Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to September 1, 2026, unless mutually agreed to in writing by the parties.

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APPLIED FINANCE DIVIDEND FUND

Example:

The following example is intended to help you compare the cost of investing in the Dividend Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Dividend Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Dividend Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	1 Year	3 Years	5 Years	10 Years
Investor Class	$122	$546	$995	$2,243
Institutional Class	$97	$439	$805	$1,835

For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.

Portfolio Turnover

The Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Dividend Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Dividend Fund’s performance. During the most recent fiscal year ended April 30, 2025, the Dividend Fund’s portfolio turnover rate was 12.78% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the Dividend Fund will under normal conditions invest at least 80% of its net assets (including the amount of borrowing for investment purposes) in dividend-paying common and preferred stock of companies. Generally, the companies in which the Dividend Fund will invest will have market capitalizations of $3 billion or more, measured at the time of purchase. The Fund invests primarily in the securities of issuers that the Adviser believes to have attractive valuations, potential for long-term growth, sustainable dividends, and other attractive financial characteristics.

The Adviser has developed a detailed, proprietary analytical methodology called the Economic Margin® framework to evaluate a company’s corporate performance and estimate its intrinsic value. The Adviser believes that intrinsic value better explains historical stock returns than other commonly used financial metrics.

The Adviser uses this framework to evaluate a company’s corporate performance across time and against peers, as well as to determine attractive stocks for purchase.

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APPLIED FINANCE DIVIDEND FUND

In addition to a firm’s attractiveness from the Economic Margin® perspective, the Adviser will also consider as deemed necessary the use of other financial metrics such as price multiples, financial accounting ratios, price movements, and qualitative information discovered through company presentations and third-party research providers.

The Dividend Fund seeks to diversify its investments across a broad spectrum of economic sectors to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular economic sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector. Although the Dividend Fund invests across a broad spectrum of sectors, it may at times focus its investments in certain sectors.

The Dividend Fund may also invest in small and mid-cap companies, convertible securities, preferred stocks, rights and warrants, and other investment companies, including exchange-traded funds (“ETFs”).

The Adviser will typically sell a company from the Dividend Fund’s portfolio when the company’s stock price exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

The Fund may invest on a global basis to take advantage of investment opportunities both within the United States and other countries. The Fund may buy foreign securities directly in their principal markets or indirectly through the use of depository receipts.

Principal Risks

The principal risk of investing in the Dividend Fund is that the value of its investments is subject to market, economic and business risk that may cause the Dividend Fund’s net asset value (“NAV”) to fluctuate over time. Therefore, the value of your investment in the Dividend Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Dividend Fund’s investment objective. An investment in the Dividend Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Dividend Fund is also subject to the following additional principal risks:

Equity Securities Risk. Since it purchases equity securities, the Dividend Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Dividend Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Dividend Fund.

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APPLIED FINANCE DIVIDEND FUND

Market Risk. The value of securities in the Dividend Fund’s overall portfolio will fluctuate and, as a result, the Dividend Fund’s share price may decline suddenly or over a sustained period.

Management Risk. The strategies used by the Adviser may fail to produce the intended result.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small and Mid-Cap Risk. Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Risks of Investment Selection and Asset Allocation. The Dividend Fund’s investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Dividend Fund may not perform as anticipated.

Risk of Other Equity Securities. Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

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APPLIED FINANCE DIVIDEND FUND

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk. When the Dividend Fund invests in other investment companies, including ETFs, it indirectly bears its proportionate share of fees and expenses paid by the underlying fund, which results in higher Dividend Fund expenses. The Dividend Fund may be affected by losses of underlying funds and the level of risk arising from their investment practices.

ETF Risk. ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Dividend Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Dividend Fund’s ability to sell its shares.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Foreign Securities Risks. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other

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APPLIED FINANCE DIVIDEND FUND

foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Performance Information

The Dividend Fund was reorganized on May 8, 2015 from a series of Unified Series Trust, an Ohio business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Dividend Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Dividend Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart below shows changes in the Predecessor Fund’s and the Dividend Fund’s annual returns for the Investor Class shares (previously the Retail Class shares) (the Class with the longest period of annual returns) from year to year. The performance of Institutional Class shares will differ due to differences in expenses.

The table below shows how the Predecessor Fund’s and the Dividend Fund’s average annual returns for the periods indicated compare over time to those of a broad-based securities market index, the Morningstar® US Market IndexSM (TR), and the Morningstar® US Large-Mid Value IndexSM (TR), which is the Fund’s secondary index. The table also presents the impact of taxes on the Dividend Fund’s Investor Class shares. Performance for the Investor Class for periods prior to September 15, 2017 reflects the performance of the Retail shares of the Predecessor Fund and Dividend Fund. On September 15, 2017, the Retail shares of the Dividend Fund were reorganized into the Investor Class shares of the Dividend Fund.

This information provides some indication of the risks of investing in the Dividend Fund. Past performance of the Dividend Fund is not necessarily an indication of how it will perform in the future. Updated performance information is available by calling toll-free 800-673-0550.

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APPLIED FINANCE DIVIDEND FUND

Investor Class Year-by-Year Annual Returns as of December 31st

During the period shown, the highest quarterly return was 21.55% (quarter ended
June 30, 2020) and the lowest quarterly return was -29.32% (quarter ended
March 31, 2020).

Year to date return as of June 30, 2025 was 4.12%.

Average Annual Returns for the Periods Ended December 31, 2024

Return Before Taxes	1 Year	5 Years	10 Years	Since Inception(1)
Investor Class shares	12.14%	9.10%	9.22%	8.16%
Institutional Class shares	12.43%	9.36%	9.48%	11.67%
Return After Taxes – Investor Class Shares
Return After-Taxes on Distributions	10.17%	5.33%	6.18%	6.21%
Return After-Taxes on Distributions and Sale of Fund Shares	7.19%	6.30%	6.59%	6.22%
Morningstar® US Market IndexSM (TR) (reflects no deduction for fees, expenses or taxes) (2)	24.09%	13.96%	12.66%	10.56%
Morningstar® US Large-Mid Value IndexSM (TR) (reflects no deduction for fees, expenses or taxes)	14.10%	9.03%	9.22%	7.61%

(1) Investor Class shares commenced operations on June 2, 2006 and Institutional Class shares commenced operations on September 1, 2009.

(2) In connection with adopted SEC regulations applicable to the Fund, the Morningstar® US Market IndexSM (TR) is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Value IndexSM (TR), the Fund’s previous broad-based securities market index.

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APPLIED FINANCE DIVIDEND FUND

After-tax returns are shown for the Investor Class shares only. After-tax returns for the Institutional Class shares will vary. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Dividend Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”), in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).

Investment Adviser

Applied Finance Advisors, LLC serves as the investment adviser to the Dividend Fund. The Dividend Fund considers Applied Finance Valuation Large Cap ETF, which is advised by Applied Finance Advisors, LLC, to be part of the “same group of investment companies” under Section 12(d)(1)(G) of the 1940 Act and Rule 12d1-4 under the 1940 Act for the purchase of shares of other investment companies.

Portfolio Managers

Mr. Paul Blinn, Managing Member of the Adviser, and Mr. Rafael Resendes, Managing Member of the Adviser, have served as the Portfolio Managers to the Dividend Fund since June 2006.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Dividend Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Dividend Fund either through a financial adviser or directly from the Dividend Fund. The minimum initial purchase or exchange into the Investor shares of the Dividend Fund is $1,000. Subsequent investments must be in amounts of $100 or more for Investor Class shares. The minimum initial purchase or exchange into the Institutional shares of the Dividend Fund is $10,000. Subsequent investments in Institutional shares must be in amounts of $100 or more. The Dividend Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Dividend Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k), IRA or 529 college saving plan, in which case withdrawals from such plans or arrangements generally will be taxed.

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APPLIED FINANCE DIVIDEND FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Dividend Fund through a broker-dealer or other financial intermediary (such as a bank), the Dividend Fund and its distributor may pay the intermediary for the sale of the Dividend Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Dividend Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.